Condensed Consolidated Statement of Changes in Shareholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Translation adjustments, attributable to non-controlling interest	$ (179)	$ 246	$ 1,539
Accumulated Other Comprehensive Loss [Member]
Translation adjustments, attributable to non-controlling interest	$ (179)	$ 246	$ 1,539